Expense Example - FidelityFreedomBlendFunds-K6ComboPRO - FidelityFreedomBlendFunds-K6ComboPRO - Fidelity Freedom Blend 2020 Fund - Fidelity Freedom Blend 2020 Fund - Class K6	May 30, 2023 USD ($)
Expense Example:
1 year	$ 25
3 years	77
5 years	135
10 years	$ 306